Goldman Sachs GQG Partners International Opportunities Fund Expense Example - Class P Shares [Member] - Goldman Sachs GQG Partners International Opportunities Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 975